Annual Total Returns- Invesco Tax-Free Cash Reserve Portfolio (Resource) [BarChart] - Resource - Invesco Tax-Free Cash Reserve Portfolio - Resource Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.02%	0.03%	0.06%	0.06%	0.03%	0.05%	0.20%	0.50%	1.06%	1.11%